Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 01, 2024	Mar. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value of the stock options granted			$ 1.13	$ 2.34
Total unrecognized stock-based compensation balance for outstanding awards			$ 3.9
Total unrecognized stock-based compensation balance for outstanding awards expected to be recognized period			2 years 2 months 12 days
Options exercised			0
Aggregate intrinsic value of options exercised				$ 0.1
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exercised				34,027
2021 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock remain available for future issuance			4,753,782
Vesting period			4 years
Stock option contractual term			10 years
Number of stock authorized		3,119,514
Number of shares reserved for issuance	1,930,324
2021 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for issuance percentage of annual increase in number of common stock outstanding			4.00%
2021 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan effective date		Mar. 30, 2021
Available for issuance percentage of annual increase in number of common stock outstanding			1.00%
Number of shares purchased by employees			0
2021 Employee Stock Purchase Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock authorized		346,613